6. License Agreement (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
License Agreement Details Narrative
Royalty expense	$ 481,585
Estimated useful life of patents	17 years		17 years
Amortization expense charged to cost and expenses	$ 4,410	$ 4,410	$ 5,882	$ 5,882
Estimated amortization cost for next five years			$ 5,900